Unaudited Interim Condensed Consolidated Statement of Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	€ (1,024)	€ (27,952)
Non-cash expenses (income)
Gain or loss on exchange	(2,743)	(1,436)
Amortization and depreciation	4,289	2,494
Provision	1,807	71
Change in fair value of derivative liabilities	0	(750)
Expenses related to share-based payments	326	707
Net (Gain) or loss on disposal of tangible assets	(24,351)	0
Interest expense (income)	242	1,182
Income tax expense (income)	3,737	2
Operating cash flow before change in working capital	(17,717)	(25,682)
(Increase) decrease in trade and other receivables	(278)	(10)
(Increase) decrease in other current assets	720	(2,686)
Increase (decrease) in trade and other payables	(2,351)	(3,639)
Increase (decrease) in other current liabilities	(1,065)	(594)
Change in working capital	(2,974)	(6,929)
Income tax paid	(3)	(2)
Net cash flow used in operating activities	(20,694)	(32,613)
Cash flows from investing activities
Acquisition of property, plant and equipment	(7)	(146)
Increase in non-current & current financial assets	(5)	(130)
Disposal of property, plant and equipment	37,630	0
Decrease in non-current & current financial assets	329	2
Net cash flow used in investing activities	37,947	(274)
Cash flows from financing activities
Capital increases, net of transaction costs	0	29,320
Proceeds from borrowings, net of transaction costs	3,088	5,712
Repayment of lease liability (IFRS 16)	(907)	(830)
Interests received (paid)	(193)	(146)
Net cash flow from (used in) financing activities	1,988	34,056
Exchange rate effect on cash in foreign currency	399	708
Increase (Decrease) in cash and cash equivalents	19,640	1,877
Net cash and cash equivalents at the beginning of the period	33,699	44,446
Net cash and cash equivalents at the closing of the period	€ 53,339	€ 46,323